Property, Equipment And Software - Summary of Property Equipment And Software (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 198,613	$ 31,167	¥ 149,008
Less: accumulated depreciation and amortization	(74,795)	(11,737)	(29,925)
Property, equipment and software, net	123,818	19,430	119,083
Machinery and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	100,693	15,801	63,172
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	85,177	13,366	53,405
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	5,149	808	28,403
Vehicles
Property, Plant and Equipment [Line Items]
Total property, equipment and software	1,066	167	1,088
Others [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 6,528	$ 1,025	¥ 2,940